Organization (Tables)	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Youcang Limited (“Youcang”)	June 30, 2021	British Virgin Islands	100%	Investment holding
Energy U Limited (“Energy U”)	July 19, 2021	Hong Kong	100%	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”)(1)	January 27, 2022	PRC	100%	Provision of technical and consultation services
Anhui Yousheng New Energy Co., Ltd (“AHYS”)(1)	May 16, 2013	PRC	100%	Dormant Company
Youpin Automobile Service Group Co. Ltd. (“Youpin”)(1)	July 18, 2013	PRC	54.37%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) (1)	November 13, 2015	PRC	100%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”)(1)	February 27, 2017	PRC	100%	Dormant Company
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”)(1)	June 30, 2020	PRC	86.96%	Provision of new energy vehicles sales and sourcing services
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”)(1)	October 29, 2020	PRC	100%	Provision of battery swapping stations manufacturing
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”)(1)	November 3, 2020	PRC	70%	Dormant Company
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”)(1)	November 8, 2019	PRC	100%	Provision of new energy vehicles sales and sourcing services
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”)(1)	March 22, 2021	PRC	70%	Provision of battery swapping stations sales and battery swapping services and two-wheeled vehicle battery-swapping services
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”)(1)	June 29, 2021	PRC	100%	Provision of battery swapping services
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”)(1)	July 29, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) (1)	November 12, 2021	PRC	100%	Provision of batter swapping stations manufacturing
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) (1)	December 1, 2022	PRC	80%	Dormant Company
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) (1)	March 14, 2023	PRC	70%	Provision of batter swapping stations manufacturing
U SWAP CO LTD(“U SWAP”)	June 13, 2024	Thailand	85%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Greendrive Tech Co., Ltd (“Greendrive”)	March 5, 2025	Thailand	70.0%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Shanghai Younengke New Energy Technology Co., Ltd (“SH Younengke”)	July 11, 2025	PRC	70%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Youxu New Energy Technology (Jilin) Co., Ltd.	January 22, 2026	PRC	70%	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
U Robur Limited	October 24, 2023	Hong Kong	76%	Provision of battery swapping stations and supporting facilities trading
Hydro Data Ltd.(HK)	May 20, 2026	Hong Kong	61.24%	Provision of battery swapping stations and supporting facilities trading
Power Swap Co LTD (TH)	March 5, 2026	Thailand	99%	Provision of battery swapping stations and supporting facilities trading

(1)	Collectively, the “PRC subsidiaries”.